Loans and Accounts Receivable From Customers - Schedule of Loan Portfolio Before Allowances for Loan Losses by Customer Economic (Detail) - Gross assets [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 22,617,981	$ 23,134,814	$ 21,482,490
Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	14,808,799	15,460,544	$ 14,366,900
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Financial assets	$ 22,617,981	$ 23,134,814
Financial assets percentage	100.00%	100.00%
Loans and receivables from customers, net [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 17,483,587	$ 17,343,198
Loans and receivables from customers, net [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	5,134,394	5,791,616
Loans and receivables from customers, net [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 14,808,799	$ 15,460,544
Financial assets percentage	65.48%	66.82%
Loans and receivables from customers, net [member] | Commercial loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 11,092,373	$ 11,208,359
Loans and receivables from customers, net [member] | Commercial loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	3,716,426	4,252,185
Loans and receivables from customers, net [member] | Commercial loans [member] | Manufacturing [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,061,166	$ 1,099,739
Financial assets percentage	4.69%	4.75%
Loans and receivables from customers, net [member] | Commercial loans [member] | Manufacturing [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 973,913	$ 988,739
Loans and receivables from customers, net [member] | Commercial loans [member] | Manufacturing [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	87,253	111,000
Loans and receivables from customers, net [member] | Commercial loans [member] | Mining [member]
Disclosure of financial assets [line items]
Financial assets	$ 534,989	$ 551,615
Financial assets percentage	2.37%	2.38%
Loans and receivables from customers, net [member] | Commercial loans [member] | Mining [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 336,354	$ 292,263
Loans and receivables from customers, net [member] | Commercial loans [member] | Mining [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	198,635	259,352
Loans and receivables from customers, net [member] | Commercial loans [member] | Electricity, gas and water [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,099,845	$ 1,125,541
Financial assets percentage	4.86%	4.87%
Loans and receivables from customers, net [member] | Commercial loans [member] | Electricity, gas and water [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 694,970	$ 685,749
Loans and receivables from customers, net [member] | Commercial loans [member] | Electricity, gas and water [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	404,875	439,792
Loans and receivables from customers, net [member] | Commercial loans [member] | Agriculture and livestock [member]
Disclosure of financial assets [line items]
Financial assets	$ 494,754	$ 483,943
Financial assets percentage	2.19%	2.09%
Loans and receivables from customers, net [member] | Commercial loans [member] | Agriculture and livestock [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 328,563	$ 309,648
Loans and receivables from customers, net [member] | Commercial loans [member] | Agriculture and livestock [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	166,191	174,295
Loans and receivables from customers, net [member] | Commercial loans [member] | Forestry and wood extraction [member]
Disclosure of financial assets [line items]
Financial assets	$ 56,022	$ 53,328
Financial assets percentage	0.25%	0.23%
Loans and receivables from customers, net [member] | Commercial loans [member] | Forestry and wood extraction [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 51,348	$ 48,192
Loans and receivables from customers, net [member] | Commercial loans [member] | Forestry and wood extraction [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	4,674	5,136
Loans and receivables from customers, net [member] | Commercial loans [member] | Fishing [member]
Disclosure of financial assets [line items]
Financial assets	$ 35,734	$ 46,902
Financial assets percentage	0.16%	0.20%
Loans and receivables from customers, net [member] | Commercial loans [member] | Fishing [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 31,461	$ 42,397
Loans and receivables from customers, net [member] | Commercial loans [member] | Fishing [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	4,273	4,505
Loans and receivables from customers, net [member] | Commercial loans [member] | Transport [member]
Disclosure of financial assets [line items]
Financial assets	$ 587,013	$ 559,271
Financial assets percentage	2.60%	2.42%
Loans and receivables from customers, net [member] | Commercial loans [member] | Transport [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 498,450	$ 478,737
Loans and receivables from customers, net [member] | Commercial loans [member] | Transport [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	88,563	80,534
Loans and receivables from customers, net [member] | Commercial loans [member] | Communications [member]
Disclosure of financial assets [line items]
Financial assets	$ 56,165	$ 34,926
Financial assets percentage	0.25%	0.15%
Loans and receivables from customers, net [member] | Commercial loans [member] | Communications [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 52,911	$ 25,209
Loans and receivables from customers, net [member] | Commercial loans [member] | Communications [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	3,254	9,717
Loans and receivables from customers, net [member] | Commercial loans [member] | Construction [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,837,683	$ 2,106,829
Financial assets percentage	8.12%	9.11%
Loans and receivables from customers, net [member] | Commercial loans [member] | Construction [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,536,686	$ 1,757,874
Loans and receivables from customers, net [member] | Commercial loans [member] | Construction [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	300,997	348,955
Loans and receivables from customers, net [member] | Commercial loans [member] | Commerce [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,211,152	$ 2,129,179
Financial assets percentage	9.78%	9.20%
Loans and receivables from customers, net [member] | Commercial loans [member] | Commerce [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,618,660	$ 1,439,969
Loans and receivables from customers, net [member] | Commercial loans [member] | Commerce [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	592,492	689,210
Loans and receivables from customers, net [member] | Commercial loans [member] | Services [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,601,051	$ 3,944,571
Financial assets percentage	15.92%	17.05%
Loans and receivables from customers, net [member] | Commercial loans [member] | Services [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,761,121	$ 2,864,307
Loans and receivables from customers, net [member] | Commercial loans [member] | Services [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	839,930	1,080,264
Loans and receivables from customers, net [member] | Commercial loans [member] | Others [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,233,225	$ 3,324,700
Financial assets percentage	14.29%	14.37%
Loans and receivables from customers, net [member] | Commercial loans [member] | Others [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,207,936	$ 2,275,275
Loans and receivables from customers, net [member] | Commercial loans [member] | Others [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	1,025,289	1,049,425
Loans and receivables from customers, net [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 5,316,753	$ 4,876,041
Financial assets percentage	23.51%	21.08%
Loans and receivables from customers, net [member] | Mortgages loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 4,684,980	$ 4,211,094
Loans and receivables from customers, net [member] | Mortgages loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	631,773	664,947
Loans and receivables from customers, net [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,492,429	$ 2,798,229
Financial assets percentage	11.02%	12.10%
Loans and receivables from customers, net [member] | Consumer loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,706,234	$ 1,923,745
Loans and receivables from customers, net [member] | Consumer loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 786,195	$ 874,484